Stock-Based Compensation (Details) - Restricted Stock Units (RSUs) [Member] - shares		9 Months Ended	12 Months Ended
	Jun. 01, 2025	Sep. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, at beginning		2,960,000
Restricted stock units, Granted		350,000	3,060,000
Restricted stock units, Forfeited	(300,000)	(300,000)	(100,000)
Restricted stock units, at ending		3,010,000	2,960,000
Released restricted stock units